Share Based Payment Arrangements - Summary of Changes in Outstanding Stock Options (Details) - Stock Options	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number of options, beginning of year | shares	278,000	790,000
Number of options, Exercised | shares	(224,000)	(512,000)
Number of options, end of year | shares	54,000	278,000
Number of options, Options exercisable, end of year | shares	54,000	278,000
Weighted average exercise price, beginning of year | $ / shares	$ 31.44	$ 29.17
Weighted average exercise price, Exercised | $ / shares	30.8	27.93
Weighted average exercise price, end of year | $ / shares	34.12	31.44
Weighted average exercise price, Options exercisable, end of year | $ / shares	$ 34.12	$ 31.44